Group overview	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Group overview

1. Group overview -

Vedanta Limited (“the Company”) and its consolidated subsidiaries (collectively, the “Group” or “Vedanta Limited”) are principally engaged in business of iron ore mining, non-ferrous metals and mining (copper, aluminium and zinc), commercial power generation, port operations, exploration & production of oil & gas and glass substrate in India, Australia, Namibia, South Africa, Liberia, UAE, Ireland, South Korea and Taiwan. Vedanta Limited was incorporated on September 8, 1975 under the laws of the Republic of India and had its registered office at Tuticorin, Tamilnadu. The registered office of the Company has been changed to 1st Floor, ‘C’ wing, Unit 103, Corporate Avenue, Atul Projects, Chakala, Andheri (East), Mumbai-400092, Maharashtra. Vedanta Limited’s shares are listed on National Stock Exchange and Bombay Stock Exchange in India. In June 2007, Vedanta Limited completed its initial public offering of American Depositary Shares, or ADS, each representing four equity shares, and listed its ADSs on the New York Stock Exchange. In July 2009, Vedanta Limited completed its follow-on offering of an additional 131,906,011 ADSs, each currently representing four equity shares, which are listed on the New York Stock Exchange.

On April 22, 2015, the Company (formerly known as Sesa Sterlite Limited) submitted to the SEC that its name has been changed to Vedanta Limited following the approval from the Registrar of Companies, Goa on April 21, 2015.

Cairn India Limited Merger

The Group’s oil and gas business was held by Cairn India Limited and its subsidiaries. During the year ended March 31, 2017, pursuant to the merger of Cairn India Limited with the Company (refer below), interests have been transferred to the Company and its subsidiaries.

Merger of Cairn India Limited with Vedanta Limited

The Company and Cairn India Limited, an entity under its control for last several years, had initially announced a scheme of merger between the two companies on June 14, 2015, terms whereof were amended on July 22, 2016 (“Scheme”). As per the terms of the Scheme, Cairn India Limited was to merge into the Company, which effectively meant that Vedanta was acquiring the entire non-controlling interests of Cairn India. Upon the merger becoming effective:

a.	Non-controlling shareholders of Cairn India Limited were to receive one equity share in the Company of par value ₹ 1 each and four 7.5% Redeemable Preference Shares (redeemable after 18 months from issuance) in the Company with a par value of ₹ 10 each for each equity share held in Cairn India Limited.

b.	No shares were to be issued to the Company or any of its subsidiaries for their shareholding in Cairn India Limited. This included shares held by Sesa Resources Limited in Cairn India Limited with a carrying value of ₹ 9,558 Million, the effects of cancellation of which was to be recorded in securities premium account.

c.	The employees of Cairn India Limited who were holding stock options in Cairn India Limited were to be compensated either in cash or through issuance of stock options of the Company.

d.	The authorised share capital of Cairn India Limited aggregating to ₹ 22,500 million was to be assumed by the Company, resulting in an increase in its authorised share capital from ₹ 51,620 Million (divided into 51,270 million equity shares of ₹ 1 each and 35 million preference shares of ₹ 10 each) to ₹ 74,120 million (divided into 44,020 million equity shares of ₹ 1 each and 3,010 million preference shares of ₹ 10 each).

All substantive approvals for effecting the merger of Cairn India Limited with the Company were received by March 27, 2017 and therefore the same has been accounted for in the financial year ended March 31, 2017. The Board of Directors of both the companies made the merger operative on April 11, 2017, whereafter Cairn India Limited ceased to exist.

Since non-controlling shareholders of Cairn India Limited have become the shareholders of the Company, non-controlling interest of ₹ 213,515 Million ($ 3,292 million) attributable to Cairn India Limited stands extinguished. Correspondingly, there is (a) an increase in equity share capital of ₹ 753 Million ($ 12 million) (representing par value of 752.5 million equity shares), borrowings of ₹ 30,100 Million ($ 464 million) (representing par value and fair value of redeemable preferences shares) and trade and other payables of ₹ 428 Million ($ 7 million) (representing cash compensation payable to stock option holders of Cairn India Limited), share based payment reserve of ₹ 1,482 million ($ 23 million) (representing employee stock options issued to stock option holders of Cairn India Limited) and other equity of ₹ 190,310 million ($ 2,935 million) and (b) a decrease in securities premium account by ₹ 9,558 million ($ 147 million). The net change in other equity represents the excess of fair value of equity shares issued over their par values and has been further adjusted to include the difference between the carrying value of non-controlling interests and the fair value of the consideration paid.

Businesss Combination (Acquisition of ASI)

On December 28, 2017, the Group acquired 51.6% equity stake in AvanStrate Inc. (ASI) for a cash consideration of ₹ 0.6 million ($ 9 million) and acquired debts for ₹ 9,640 million ($ 148 million). Additionally, a loan of ₹ 460 million ($ 7 million) was extended to ASI. ASI is involved in manufaturing of glass substrate. The financial results of ASI from the date of acquisition to March 31, 2018 have been included in the consolidated financial statements of the Group.

As per the shareholding agreement (SHA) entered with the other majority shareholder holding 46.6% in ASI, the Group has call option, conversion option to convert part of its debt given to ASI into equity of ASI as well as it has issued put option to the other majority shareholder. These are exercisable as per the terms mentioned in the SHA.

The transaction has been accounted for on a provisional basis under IFRS 3, as it relates to property, plant and equipment and other intangible assets, and the resultant bargain gain (net of acquisition cost) of ₹ 335 million as computed below has been recognised in the consolidated statements of profit or loss (refer note 5).

The fair value of the identifiable assets and liabilities of ASI as at the date of acquisition were provisionally estimated as below:

	Provisional Fair Value as at acquisition date (₹ in million)	Provisional Fair Value as at acquisition date (US dollars in million)*
Non-Current Assets
Property, Plant and Equipment	13,846	213
Capital work-in-progress	1,630	25
Other Intangible assets	2,048	31
Deferred tax assets	1,258	19
Other non-current assets	426	7
Total non-current assets	19,208	295
Current Assets
Inventories	1,383	21
Trade Receivables	1,657	25
Cash and cash equivalents	1,515	24
Other Current Assets	631	10
Total current assets	5,186	80
Total Assets (A)	24,394	375

Non-current liabilities
Borrowings (excluding borrowings from immediate parent)	6,308	97
Deffered tax liabilities	4,951	76
Other non-current liabilities	232	4
Total non-current liabilities	11,491	177
Other current liabilities	1,280	20
Total Liabilities (B)	12,771	197
Net Assets (A-B)	11,623	178

Satisfied by:
Fair value of total purchase consideration	10,100	155

Non-Controlling interest on acquisition (48.4% of net assets after adjustment of fair value of borrowings from immediate parent of ₹ 10,100 million)	736	11

Bargain Gain	787	12

Acquisition cost	(452)	(7)

*	translated into US dollars at the noon buying rate of $1 = ₹ 65.11 as at March 31, 2018 (Refer note 2 – convenience translation)

The gross carrying amount of trade receivables equals the fair value of trade receivables. None of the trade receivables was impaired and the full contractual amounts were expected to be realised. Property, plant and equipment have been valued using cost approach - cost of reproduction new (CRN) method. For estimating CRN, appropriate indices were used to develop trend factors that have been applied on the acquisition/historical costs of the different assets over the period during which the asset has been commissioned or in other words life spent. The estimated CRN was further adjusted for applicable physical deterioration to arrive at fair value. The physical deterioration was based on the estimated age and remaining useful life.

Since the date of acquisition, ASI has contributed ₹ 1,502 million to the Group revenue and has reduced the profit before tax by ₹ 697 million (including impact of borrowings from immediate parent) for the year ended March 31, 2018. If ASI had been acquired at the beginning of the year, the revenue of the Group would have been ₹ 920,615 million and the profit before tax of the Group would have been ₹ 113,066 million.

Non-controlling interest has been measured at the non-controlling interest’s proportionate share of ASI’s identifiable net assets.

Business Overview -

Vedanta Limited and its consolidated subsidiaries is a diversified natural resource company engaged in exploring, extracting and processing minerals and oil and gas. The Group engages in the exploration, production and sale of zinc, lead, silver, copper, aluminium, iron ore and oil and gas and have a presence across India, South Africa, Namibia, Ireland, Australia, Liberia and UAE. The Group is also in the business of commercial power generation and port operations in India and manufacturing of glass substrate in South Korea and Taiwan.

Vedanta Limited is majority owned by Twin Star Holdings Limited (“Twin Star”), Finsider International Company Limited (“Finsider”), West Globe Limited (“West Globe”) and Welter Trading Limited (“Welter”) which are in turn wholly-owned subsidiaries of Vedanta Resources Plc, a public limited company incorporated in the United Kingdom and listed on the London Stock Exchange. Twin Star, Finsider, West Globe and Welter held 37.1%, 10.8%, 1.2% and 1.0% respectively of Vedanta Limited equity as at March 31, 2018.

The Group’s zinc India business is owned and operated by Hindustan Zinc Limited (“HZL”) in which it has a 64.9% interest as at March 31, 2018. HZL’s operations include five lead-zinc mines, one rock phosphate mine, four hydrometallurgical zinc smelters, two lead smelters, one pyro metallurgical lead-zinc smelter, eight sulphuric acid plants, a silver refinery and six captive power plants in the State of Rajasthan in Northwest India and one zinc ingot melting and casting plant at Haridwar and one silver refinery, one zinc ingot melting and casting plant and one lead ingot melting and casting plant at Pantnagar in the State of Uttarakhand in North India.

The Group’s zinc international business is comprised of Skorpion mine and refinery in Namibia operated through THL Zinc Namibia Holdings (Proprietary) Limited (“Skorpion”), Lisheen mine in Ireland operated through Vedanta Lisheen Holdings Limited (“Lisheen”) and Black Mountain Mining (Proprietary) Limited (“BMM”), whose assets include the operational Black Mountain mine and the Gamsberg mine project located in South Africa. The Group has 100% interest in Skorpion, 74% interest in BMM and 100% interest in Lisheen (which owns the Lisheen mine in Ireland that ceased operations in December 2015) as at March 31, 2018.

The Group’s oil and gas business is owned and operated by the Company (prior to merger this was owned and operated by erstwhile Cairn India Limited) and its subsidiaries Cairn Energy Hydrocarbons Limited and Cairn South Africa Proprietary Limited. The Group has a diversified asset base with six blocks, one in state of Rajasthan in India, one on the west coast of India, three on the east coast of India and one in South Africa.

The Group’s iron ore business is owned by the Company and by two wholly owned subsidiaries, Sesa Resources Limited and Sesa Mining Corporation Private Limited, and consists of exploration, mining and processing of iron ore, pig iron and metallurgical coke and generation of power. The mining operations are carried out at Codli mine, Bicholim mine, Surla mine and the Sonshi mines in state of Goa and Narrain mines situated at state of Karnataka in India. The business also has a Metallurgical Coke and Pig Iron plant in state of Goa in India. Iron ore business also has a power plant in state of Goa in India for captive use. The Group’s iron ore business includes Western Cluster Limited (“WCL”) in Liberia which has iron ore assets and is a wholly owned subsidiary of the Group. WCL’s assets include development rights to western cluster and a network of iron ore deposits in West Africa. Pursuant to an order passed by Hon’ble Supreme Court of India on February 07, 2018 all mining operations in the State of Goa stopped with effect from March 16, 2018. The Group has recognised an impairment charge on its iron ore assets in Goa during the current year. (Refer note 8(a)).

The Group’s copper business is owned and operated by the Company, Copper Mines of Tasmania Pty Ltd (“CMT”) and Fujairah Gold FZC and is principally one of custom smelting and includes a copper smelter, a refinery, a phosphoric acid plant, a sulphuric acid plant, a copper rod plant and three captive power plants at Tuticorin in Southern India, and a refinery and two copper rod plants at Silvassa in Western India. In addition, the Group owns and operates the Mt. Lyell copper mine in Tasmania, Australia through its subsidiary, CMT and a precious metal refinery and copper rod plant in Fujairah through its subsidiary Fujairah Gold FZC in the UAE. The operations of Mt Lyell copper mine was suspended in January 2014 following a mud slide incident and the operations at Mt Lyell copper mine have been put into care and maintenance since July 9, 2014 following a rock fall incident in June 2014.

The Group’s copper business has received an order from Tamil Nadu Pollution Control Board (TNPCB) on April 09, 2018, whereby TNPCB has rejected the Company’s application for renewal of consent to operate under the Air and Water Acts for the 400,000 tpa copper smelter plant in Tuticorin for want of further clarification and consequently the operations were suspended. The Company has filed an appeal with TNPCB Appellate authority against the said order. During the pendency of the appeal, TNPCB through its order dated May 23, 2018 ordered for disconnection of electricity supply and closure of our copper smelter plant. Post such order, the state government on May 28, 2018 ordered the permanent closure of the plant. The Company is taking all the necessary steps to restart its operations in Tuticorin.

The Group’s aluminium business is owned and operated by the Company and by Bharat Aluminium Company Limited (“BALCO”) in which it has a 51% interest as at March 31, 2018. The aluminium operations include a refinery and a 75 MW captive power plant at Lanjigarh and a smelter and a 1215 MW captive power plant at Jharsuguda both situated in the State of Orissa in India. The pots are in the stage of commissioning in the 1.25 mtpa Jharsuguda-II Aluminium smelter with 879 pots having been commissioned by March 31, 2018. Refinery expansion project being set up at Lanjigarh was on hold since October 20, 2010, as the MoEF had directed the Company to hold from further expansion. However, environment clearance (EC) for the Lanjigarh expansion project has been received in the quarter ending December 31, 2015. Currently, the Company continues to explore the feasibility of expanding the alumina refinery capacity, from 2 to 4 million and then up to 6 million tonnes per annum, subject to bauxite availability and regulatory approvals. BALCO’s partially integrated aluminium operations are comprised of two bauxite mines, 1410 MW power plant, smelting and fabrication facilities in central India.The BALCO-II smelter was commissioned, with all 336 pots operational in August 2016.

The Group’s power business is owned and operated by the Company, BALCO, HZL, MEL and Talwandi Sabo Power Limited (“TSPL”), which are engaged in the power generation business in India. The Company’s power operations include 2,400 MW (four units of 600 MW each) thermal coal-based commercial power facility at Jharsuguda in the State of Orissa in Eastern India and all four units of 600 MW are currently operational. The Company had petitioned to OERC to convert the 600 MW X 4 IPP into Captive power plant (CPP). OERC issued an order of conversion of Unit 1, 3 & 4 into CPP with effect from April 1, 2015 and retained the IPP status of Unit 2 to fulfill the obligation under PPA with GRIDCO. BALCO has thermal coal based power plant with total capacity of 600MW, two units of 300 MW each, at Korba and are referred to as IPP 600 MW. The first 300 MW unit of the IPP 600 MW was capitalized on August 1, 2015 after the successful completion of trial runs. The second unit has been commissioned and started commercial production from May 1, 2016. TSPL had signed a power purchase agreement with the Punjab State Power Corporation Limited (“PSPCL”) for the establishment of 1,980 MW (three units of 660 MW each) thermal coal-based commercial power facilities and the first 660 MW unit of the Talwandi Sabo power plant (TSPL) was capitalized in financial year 2015, second 660 MW unit was capitalized on December 1, 2015 after the successful completion of trial runs and the third 660MW unit at TSPL was capitalized on September 1, 2016. The Power business also includes the 274 MW of wind power plants commissioned by HZL and 106.5 MW power plant at MALCO Energy Limited (“MEL”) situated near Mettur Dam in the State of Tamil Nadu in southern India (presently under care and maintenance).

The Group’s other activities include Vizag General Cargo Berth Private Limited (“VGCB”) and Maritime Ventures Private Limited (”MVPL”) in which the Group owns a 100% interest. Vizag port project includes mechanisation of coal handling facilities and upgradation of general cargo berth for handling coal at the outer harbor of Visakhapatnam port on the east coast of India. MVPL is engaged in the business of rendering logistics and other allied services inter alia rendering stevedoring, and other allied services in Ports and other allied sectors. VGCB commenced operations in the fourth quarter of fiscal 2013. In December 2017, the Company through its wholly owned subsidiary, acquired 51.6% equity stake in AvanStrate (‘ASI’). ASI is involved in manufacturing of glass substrate. (Refer note 1 – Business Combination (Acquisition of ASI)).

These consolidated financial statements of the Group were authorized for issuance by Vedanta Limited’s board of directors on July 31, 2018.